BANK BORROWINGS	6 Months Ended
Jun. 30, 2025
BANK BORROWINGS
BANK BORROWINGS

11.BANK BORROWINGS

	June 30,	December 31,
	2025	2024
Bank borrowings	$—	$684,997

For the six months ended June 30, 2025, the Company fully repaid borrowings of $689,408 to one bank. For the six months ended June 30, 2025, the Company did not enter into borrowing agreements with any banks or financial institutions.

In July 2023, Beijing Baosheng entered into a bank loan agreement with Bank of Communication under which under which Beijing Baosheng borrowed a one-year loan of RMB6,000,000, or $847,350. The interest rate for the borrowing was fixed at 3.55% per annum. The loan was guaranteed by Mr. Gong Sheng, the Company’s managing director and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor. In addition, Mr. Gong Sheng and his spouse pledged their property with the counter guarantor. The Company fully repaid the bank borrowing in July 2024.

In August 2024, Beijing Baosheng entered into a bank loan agreement with the Bank of Communication, under which Beijing Baosheng borrowed a one-year loan of RMB5,000,000, or $694,859. The interest rate for the borrowing was fixed at 3.0% per annum. The loan is guaranteed by Mr. Gong Sheng, the Company’s director, and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor.

For the six months ended June 30, 2025 and 2024, interest expense arising from the bank borrowings amounted to $8,388 and $39,314, respectively.